CARES Act (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
HZO, Inc. and Subsidiaries
CARES Act
Receivable, net of fees	$ 362,636	$ 362,636	$ 362,636